Other Assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments (Textual)
Payment of investment	$ 1,238,631	$ 5,851,858
Impairment of investment	330,340	768,459
Payment of investment	3,500,000
Impairment loss		7,438,324
Additional subsequent impairment loss		2,244,834
Impairment charge		$ 9,683,158
TV Azteca [Member]
Investments (Textual)
Payment of investment	$ 3,500,000
ESA [Member]
Investments (Textual)
Investment percentage owned	25.00%
Payment of investment	$ 1,238,631
Impairment of investment	$ 600,000